ADVANCES RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
ADVANCES RECEIVABLE AND PREPAID EXPENSES [Text Block]

6. Advances receivable and prepaid expenses

	December 31, 2020	December 31, 2019
Supplier prepayments and deposits	90,928	—
Loan to KGL and accrued interest	56,199	51,075
Other receivables and employee advances	22,997	12,820
Harmonized Sales Tax receivable	66,543	—
	$236,667	$63,895

In connection with the Kilo Agreement (Note 4), the Company provided to Kilo Goldmines Ltd. an unsecured loan in the principal amount of $50,044 (Cdn$65,000) bearing interest of 8% per annum and repayable on demand. For the year ended December 31, 2020, the interest accrued on the loan was $5,147 (December 31, 2019 - $1,008).

Other receivables and employee advances of $22,997, are non-interest bearing, unsecured and due on demand (December 31, 2019 - $12,820).